Capital Stock (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended
	Apr. 30, 2021	Aug. 26, 2019	Oct. 31, 2018	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Feb. 28, 2021	Nov. 30, 2020
Common shares, issued				33,092,665	578,131		23,678,105	23,678,105
Private placement offering of an aggregate of common shares	9,414,560
Share issued, price per share	$ 0.41
Private placement offering of an aggregate of common value	$ 3,069,448
Prefunded units, issued			16,563,335
Proceeds from issuance or sale of equity			$ 14,344,906
Common stock value, issued			1,808,952
Payment of stock issuance costs			2,775,231
Stock issuance costs	$ 38,220		2,738,710
Common stock			2,608,695	$ 49,175,630	$ 49,175,630
Issuance cost		$ 15,800
Officers and Directors
Warrants to purchase				441,666
Noncontrolling interest, ownership percentage by noncontrolling owners				1.70%	1.70%
Common stock				883,333
Common stock price				$ 6.00
October 2018 Placement Agent Warrants [Member]
Payment of stock issuance costs			461,697
Stock issuance costs			$ 345,363
Warrants, exercise price			$ 0.9375
Warrants, issued			1,160,314
Number of securities called by warrants or rights			1,160,314
Common Stock [Member] | Over-Allotment Option [Member]
Share issued, price per share						$ 0.74
Warrant [Member]
Common stock				$ 4,184,520
Exercise price				$ 7.50
Capital stock				$ 1,115,480
Issuance cost				831,357
Additional paid in capital				$ 1,115,480
Warrants to purchase				44,166
Warrant [Member] | Over-Allotment Option [Member]
Share issued, price per share						0.01
2018 Pre-Funded Units [Member]
Share issued, price per share			$ 0.74
Prefunded units, issued			16,563,335
Capital Units [Member]
Direct costs				$ 656,383
Additional Paid In Capital [Member]
Stock issuance costs			$ 2,393,347
Direct costs				$ 174,974
2018 Pre-Funded Warrants [Member]
Warrants, exercise price			$ 0.01
Warrants issued value			$ 12,256,868
2018 Unit Warrants [Member]
Share issued, price per share			$ 0.75			$ 0.75
Warrants, exercise price			$ 0.75
Sale of stock			827,970
2018 Firm Warrants [Member]
Warrants, issued			20,000,000
Warrants issued value			$ 279,086
2018 Option Warrants [Member]
Additional common stock and Warrants Issued			1,947,261